Decommissioning Liabilities - Summary of Decommissioning Provision (Detail) $ in Millions	9 Months Ended
Sep. 30, 2020 CAD ($)
Provision For Decommissioning Restoration And Rehabilitation Costs [Abstract]
Beginning balance	$ 1,235
Liabilities Incurred	5
Liabilities Settled	(36)
Change in Discount Rate	(371)
Unwinding of Discount on Decommissioning Liabilities (Note 6)	43
Foreign Currency Translation	1
Ending balance	$ 877